Risks and Concentration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Concentration Risk [Member]
Risks and Concentration (Details) [Line Items]
Cash deposited (in Dollars)	$ 16,330	$ 14,650
Customer Concentration Risk [Member] | PRC [Member] | Revenue Benchmark [Member]
Risks and Concentration (Details) [Line Items]
Concentration risk, percentage	2.22%	1.49%
Customer Concentration Risk [Member] | Suppliers [Member] | Revenue Benchmark [Member]
Risks and Concentration (Details) [Line Items]
Concentration Risk, Customer	99.2%
Customer Concentration Risk [Member] | No Customer [Member] | Revenue Benchmark [Member]
Risks and Concentration (Details) [Line Items]
Concentration Risk, Customer	10%
Customer Concentration Risk [Member] | Beijing Duoying Times Culture Media Co., Ltd [Member] | Purchase [Member]
Risks and Concentration (Details) [Line Items]
Concentration risk, percentage	13.00%	46.00%	30.00%
Customer Concentration Risk [Member] | Guangzhou Xingjinhui Trade Co., Ltd [Member] | Purchase [Member]
Risks and Concentration (Details) [Line Items]
Concentration risk, percentage	11.00%		16.00%
Customer Concentration Risk [Member] | Jimei University [Member] | Purchase [Member]
Risks and Concentration (Details) [Line Items]
Concentration risk, percentage	11.00%	10.00%	18.00%
Customer Concentration Risk [Member] | One Personal Professional Advisor [Member] | Purchase [Member]
Risks and Concentration (Details) [Line Items]
Concentration risk, percentage		28.00%	21.00%